Debt - Summary of Mortgage Notes Payable Secured by Real Property (Parenthetical) (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Accumulated amortization of debt discount		$ 0	$ 177,491	$ 207,074	$ 354,984	$ 90,718
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Accumulated amortization of debt discount	$ 88,746		$ 177,491	0	85,426	$ 0
Accumulated amortization of deferred financing costs		$ 1,893,742		$ 1,602,290	$ 2,234,655